Share Capital (Tables)	12 Months Ended
Dec. 31, 2017
Text block1 [abstract]
Summary of Share Capital

	December 31,
	2016	2017
	RMB	RMB
Registered, issued and fully paid
67,054,958,321 ordinary domestic shares of RMB1.00 each	67,055	67,055
13,877,410,000 overseas listed H shares of RMB1.00 each	13,877	13,877

	80,932	80,932